SUMMARY OF RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)
Related Party Transaction [Line Items]
Project development services purchased from related parties	$ 55,621	¥ 388,963	¥ 362,717	¥ 366,375
Amounts due from related parties	478		2,590		¥ 3,345
Amounts due to related parties	$ 56		154		391
Shanghai Keshen Information Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues, related parties amounts				6
Project development services purchased from related parties		2,161	1,981	3,302
Amounts due from related parties			2,590		3,345
Amounts due to related parties			62		62
Shenyang Yunrongxin Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues, related parties amounts		334	162	913
Project development services purchased from related parties				321
Accounts receivable - related parties, net			389		488
Amounts due to related parties			91		228
Shenzhen City Yunjitong Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues, related parties amounts			1
Amounts due to related parties			1
Shanghai Gaozhi Lefu Intelligent Technology Co. [Member]
Related Party Transaction [Line Items]
Revenues, related parties amounts		3
Project development services purchased from related parties		171
Shanghai Gaozhi Lefu Intelligent Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Revenues, related parties amounts		¥ 3
Amounts due to related parties					¥ 101